Issued capital (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital.
Fully paid ordinary shares	$ 297,618		$ 2,354
Issued capital	$ 297,618		$ 2,354	$ 2,354	$ 2,354
Number of fully paid ordinary shares	25,129,140	25,129,140	25,129,140	25,129,140
Number of shares issued and fully paid, post merger	29,291,884		29,291,884
Number of ordinary shares converted	4,236,782,000	2,148,887,000	2,149,000	2,148,887